Debt (Scheduled Debt Principal Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long Term Debt By Maturity [Abstract]
2012	$ 37,518
2013	9,131
2014	246,081
2015	49,160
2016	58,167
Thereafter through 2025	190,357
Fair Market Value Adjustment For Acquired Properties	(1,045)
Total Scheduled Debt Principal Payments	$ 589,369